Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,178,000.00
Previously Paid Amount	0.00
Total Fee Amount	576.98
Total Offset Amount	0.00
Net Fee	576.98
Narrative - Max Aggregate Offering Price	$ 4,178,000.00
Final Prospectus	true